Other Liabilities - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued labor cost	¥ 304,931	¥ 291,957
Government grants received	¥ 6,527	¥ 12,001